Related party transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Loans, net	$ 4,896,647	$ 5,823,333
Total asset	6,288,898	7,249,666	$ 7,609,185
Liabilities
Time deposits	2,968,240	2,802,550
Total liabilities	5,250,978	6,233,499	$ 6,615,595
Related parties [member]
Assets
Demand deposits	3,269	3,812
Loans, net	22,499	49,101
Total asset	25,768	52,913
Liabilities
Time deposits	240,000	120,000
Total liabilities	240,000	120,000
Stand-by letters of credit	28,300	20,000
Loss allowance	(60)	(49)
Total contingencies	$ 28,240	$ 19,951